Statements of Net Assets Available for Benefits - EBP 016 - USD ($)	Sep. 30, 2025	Sep. 30, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Plan interest in Master Trust (Note 8), at fair value	$ 7,322,995,016	$ 3,547,380,811
Employer contributions receivable	1,845,415	3,587,151
Participant contributions receivable	4,721,725	2,818,927
Notes receivable from participants	29,030,079	10,160,764
Net assets available for benefits	$ 7,358,592,235	$ 3,563,947,653